Business combination	12 Months Ended
Dec. 31, 2021
Business combination

13.	Business combination

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at fair value on the acquisition date, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree at fair value or at the proportional interest in the acquiree’s identifiable net assets. The acquisition related costs are expensed as incurred in statement of operations.

When the Company acquires a business, it assesses the assets acquired and liabilities assumed for the appropriate classification and designation in accordance with contractual terms, economic circumstances and relevant conditions at the acquisition date. This includes the segregation of any embedded derivatives identified in the agreements or contracts of the acquiree.

Any contingent consideration is recognized at fair value on the acquisition date as part of the business combination. Subsequent changes in the fair value of any contingent consideration classified as an asset or a liability that is a financial instrument is recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previously held interest in the acquiree. If the fair value of the net assets acquired is in excess of the aggregated consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost, less any impairment losses. For impairment testing purposes, the goodwill acquired in a business combination is, as of the acquisition date, allocated to the cash generating unit that are expected to benefit from the business combination, regardless of whether other assets or liabilities of the acquiree are assigned those units.

When goodwill is part of a cash-generating unit and part of the operation of this unit is sold, the goodwill related to the part is included in the carrying amount of the operation when calculating profit or loss from the sale of the operation. This goodwill is then measured based on the relative amounts of the sold operation to the total of the cash-generating unit which was retained.

13.1	Acquisition of Éxito Group - Colombia

On June 26, 2019, Sendas’ ultimate controlling shareholder, Casino, submitted a recommendation at a meeting of the Board of Directors of GPA to streamline Casino’s structure in Latin America, significantly improve governance and increase the base of potential investors.

At the time of the Éxito Acquisition, Éxito was a publicly held company located in Colombia, with Casino as its controlling shareholder. Casino tendered all of its shares of Éxito (representing a 55.3% equity interest in Éxito) to Sendas in the public tender offer.

On July 23, 2019, GPA released a material fact announcing that GPA’s Board of Directors, based on a favorable recommendation of the Independent Special Committee and within the price interval originally recommended by GPA’s board of executive officers, authorized the Company to launch an all-cash tender offer (“OPA”) to acquire 100% of Éxito’s shares, at the price of 18,000 Colombian pesos per share (corresponding to R$21.68 on the date of acquisition).

The transaction also involved the acquisition by Casino of Éxito’s indirect equity interest in GPA at the price of R$113 per share, which was approved on September 12, 2019, by the Board of Directors and Éxito’s general shareholders’ meeting.

Since the Company was exposed to Colombian pesos (“COP”) during the tender offer, on July 24, 2019, the finance committee approved a cash flow hedge, via NDFs (Non-Deliverable Forward) to mitigate such exposure.

On November 27, 2019, the OPA was concluded and Sendas became the controlling shareholder of Éxito holding a 96.57% interest in Éxito’s capital stock. The OPA resulted in a cash payment of 7,780 billion colombian pesos (corresponding to R$9.5 billion, considering the exchange rate as of December 31, 2019). Before the settlement of OPA, Casino’s subsidiaries acquired all the shares issued by GPA held directly and indirectly by Éxito by the price, net of debt, of US$1,161 million (corresponding to R$4.9 billion based on the exchange rate of the date of transaction).

Business combinations under common control are not under the scope of IFRS 3, Business Combinations (“IFRS 3”). IFRS gives no guidance on the accounting for these types of transactions but requires that entities develop an accounting policy for them. The Company opted to apply the acquisition method of accounting following the guidance of IFRS 3 as it has concluded that the acquisition of Éxito had a commercial substance. This is because the acquisition price was offered through a public tender offer in cash, in which the same price was offered and paid to all the holders of Éxito shares, including Casino.

Context of the acquisition

Éxito Group operates more than 650 stores in Colombia, Uruguay, and Argentina, in addition to shopping malls, also having a significant investment in a loyalty and financial company, in addition to its own brands with successful participation in the respective markets.

The Company started consolidating Éxito Group upon obtaining control, consolidating one month of the profit or losses in the statement of operations. Net sales revenue was R$2,150 in this period, and net income was R$71 for this period.

Determination of the consideration transferred in the acquisition

The cash consideration has been adjusted for the dividends received related to the year of 2018 and the effect of the cash flow hedge entered into to hedge the exposure on changes in foreign exchange rates, as shown below:

As of December 31, 2019
Cash consideration	9,268
Cash flow hedge effect	145
9,413
Dividends received related to 2018	(42)
Total cash consideration transferred	9,371

Fair values of identifiable assets acquired and liabilities assumed

The fair value of identifiable assets acquired and liabilities assumed from Exito, on the acquisition date, are as follows:

Fair value as of November 27, 2019
Assets
Cash and cash equivalentes	6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
26,463

Liabilities
Payroll and related taxes	283
Trade payables, net	4,545
Taxes and contributions payable	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provisions for legal proceedings	103
Noncurrent –lease liabilities	1,540
Other noncurrent liabilities	28
14,699
Net assets	11,764
(-) Attribute to non-controlling interest	(2,558)
Net assets	9,206

a)	Tradename – These includes the brands Surtimax, Super Inter, Surti Mayorista, Viva, Frescampo, Éxito and Carulla in Colombia, Libertad brand in Argentina and Disco in Uruguay. In addition, it also includes the brands Éxito, Bronzini, Frescampo, Ekono, Arkitect and Carulla. Tradenames have an indefinite useful life.
b)	Investment properties and real estate properties –Éxito Group has real estate assets in galleries and shopping malls for the purpose of being leased. Such assets have high commercial relevance and they are located in prime areas.
c)	Tuya investment – fair value was estimated using the incoming approach method; and
d)	Leases liabilities – Lease liabilities were re-measured using the incremental borrowing rate at the date of acquisition.

Goodwill identified

The Company recorded a residual goodwill of R$165; which has been determined as follows:

Schedule of goodwiill identified

Fair value of net assets acquired	11,764
(-) Fair value of non-controlling interest	(2,558)
9,206
Total consideration transferred for the acquisition of Éxito Group	9,371
Goodwill resulting from acquisition of Éxito Group	165

Goodwill is disclosed in the balance sheet as intangible assets and it is not deductible for tax purposes, except on the sale of the investment.

The acquisition related cost was R$124 and is recognized in “other operating expenses”.

On December 31, 2020 Éxito was distributed to GPA, under the Transaction and it is presented as discontinued operation in the financial statements (see note 1.3).